Offerings	Oct. 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant hereby defers payment of the registration fee required in connection with this Registration Statement. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (3) There is being registered hereunder such indeterminate number or amount of Class A Shares, Preferred Shares, Depository Shares and Warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to any applicable antidilution provisions. (4) The depositary shares being registered will be evidenced by depositary receipts issued under a depositary agreement. If the registrant elects to offer fractional interests in Preferred Shares to the public, depositary receipts will be distributed to the investors purchasing the fractional interests, and the shares will be issued to the depositary under the depositary agreement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant hereby defers payment of the registration fee required in connection with this Registration Statement. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (3) There is being registered hereunder such indeterminate number or amount of Class A Shares, Preferred Shares, Depository Shares and Warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to any applicable antidilution provisions. (4) The depositary shares being registered will be evidenced by depositary receipts issued under a depositary agreement. If the registrant elects to offer fractional interests in Preferred Shares to the public, depositary receipts will be distributed to the investors purchasing the fractional interests, and the shares will be issued to the depositary under the depositary agreement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Depository Shares
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant hereby defers payment of the registration fee required in connection with this Registration Statement. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (3) There is being registered hereunder such indeterminate number or amount of Class A Shares, Preferred Shares, Depository Shares and Warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to any applicable antidilution provisions. (4) The depositary shares being registered will be evidenced by depositary receipts issued under a depositary agreement. If the registrant elects to offer fractional interests in Preferred Shares to the public, depositary receipts will be distributed to the investors purchasing the fractional interests, and the shares will be issued to the depositary under the depositary agreement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant hereby defers payment of the registration fee required in connection with this Registration Statement. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (3) There is being registered hereunder such indeterminate number or amount of Class A Shares, Preferred Shares, Depository Shares and Warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to any applicable antidilution provisions. (4) The depositary shares being registered will be evidenced by depositary receipts issued under a depositary agreement. If the registrant elects to offer fractional interests in Preferred Shares to the public, depositary receipts will be distributed to the investors purchasing the fractional interests, and the shares will be issued to the depositary under the depositary agreement.